Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Industrials Portfolio	Apr. 30, 2025
VIP Industrials Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	23.54%
Past 5 years	12.35%
Past 10 years	10.23%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1511
Average Annual Return:
Past 1 year	17.05%
Past 5 years	12.27%
Past 10 years	10.95%